Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Accumulated depreciation and amortization on property, plant and equipment	$ 8,739	$ 8,714